REVENUE - Schedule of net revenues (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)
Revenue
Revenue	¥ 3,232,731	$ 468,702	¥ 5,303,835	¥ 5,825,624
IoT @ Home portfolio
Revenue
Revenue	1,619,941		3,400,966	3,671,717
Home water solutions
Revenue
Revenue	681,054		742,912	883,325
Consumables
Revenue
Revenue	358,442		367,021	382,896
Small appliances and other products
Revenue
Revenue	494,943		708,260	792,965
Total of sales of products
Revenue
Revenue	3,154,380		5,219,159	5,730,903
Rendering of services
Revenue
Revenue	¥ 78,351		¥ 84,676	¥ 94,721